Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 80.5%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 1.1%
AT&T, Inc.(a)	7,310	137,282
Deutsche Telekom AG, Registered Shares	34,721	659,664
Liberty Global PLC, Class C(a),(b)	24,391	558,310
Lumen Technologies, Inc.(a)	70,131	763,726
Telefonica Deutschland Holding AG	19,430	51,657
Telefonica SA	111,206	496,390
Total		2,667,029
Entertainment 0.6%
Activision Blizzard, Inc.	6,758	540,302
Live Nation Entertainment, Inc.(b)	4,350	408,857
Netflix, Inc.(a),(b)	2,937	660,531
Total		1,609,690
Interactive Media & Services 1.0%
Alphabet, Inc., Class A(a),(b)	11,500	1,337,680
Alphabet, Inc., Class C(a),(b)	3,460	403,575
Meta Platforms, Inc., Class A(a),(b)	5,073	807,114
Total		2,548,369
Media 1.1%
Dentsu Group, Inc.	6,500	227,055
Fox Corp., Class B(a)	11,507	355,566
Interpublic Group of Companies, Inc. (The)	16,757	500,532
Nexstar Media Group, Inc., Class A	8,597	1,619,417
Total		2,702,570
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc., Class B	400	18,389
T-Mobile USA, Inc.(b)	13,347	1,909,422
Vodafone Group PLC	27,663	40,766
Total		1,968,577
Total Communication Services		11,496,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Automobiles 1.5%
Ferrari NV	5,929	1,252,383
Harley-Davidson, Inc.	12,196	461,131
Tesla Motors, Inc.(a),(b)	2,187	1,949,601
Total		3,663,115
Distributors 0.2%
LKQ Corp.	11,101	608,779
Diversified Consumer Services 0.3%
Stride, Inc.(b)	14,787	660,683
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.(b)	275	532,315
Domino’s Pizza, Inc.(a)	2,049	803,434
Entain PLC(b)	19,650	289,151
Flutter Entertainment PLC(b)	4,767	479,158
International Game Technology PLC	20,042	379,796
McDonald’s Corp.	2,909	766,143
Restaurant Brands International, Inc.	8,176	438,315
Wyndham Hotels & Resorts, Inc.	5,454	378,562
Wynn Macau Ltd.(b)	234,800	154,410
Total		4,221,284
Household Durables 0.8%
Garmin Ltd.	6,013	586,989
Lennar Corp., Class A(a)	529	44,965
Mohawk Industries, Inc.(b)	2,590	332,763
PulteGroup, Inc.(a)	9,587	418,185
Sony Group Corp., ADR	1,395	119,119
Tempur Sealy International, Inc.	12,633	347,155
Whirlpool Corp.(a)	1,402	242,364
Total		2,091,540
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(a),(b)	2,307	311,329
Chewy, Inc., Class A(a),(b)	5,291	205,344
ZOZO, Inc.	46,800	1,010,959
Total		1,527,632
Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.4%
Callaway Golf Co.(b)	17,747	407,294
Hasbro, Inc.	5,645	444,374
Polaris, Inc.	1,690	198,203
Total		1,049,871
Multiline Retail 0.6%
Canadian Tire Corp., Ltd., Class A	200	25,694
Dollar General Corp.	3,197	794,231
Dollarama, Inc.	11,900	721,220
Total		1,541,145
Specialty Retail 1.2%
AutoNation, Inc.(b)	874	103,779
AutoZone, Inc.(a),(b)	747	1,596,630
O’Reilly Automotive, Inc.(a),(b)	410	288,472
Ross Stores, Inc.	5,809	472,039
TJX Companies, Inc. (The)	7,342	449,037
Ulta Beauty, Inc.(b)	556	216,234
Total		3,126,191
Textiles, Apparel & Luxury Goods 0.3%
Carter’s, Inc.	3,230	263,180
Gildan Activewear, Inc.	4,600	134,816
Pandora A/S	5,184	385,128
Total		783,124
Total Consumer Discretionary		19,273,364
Consumer Staples 6.3%
Beverages 0.7%
Coca-Cola Europacific Partners PLC	10,992	594,887
Keurig Dr. Pepper, Inc.	28,108	1,088,904
Molson Coors Beverage Co., Class B(a)	2,261	135,095
Total		1,818,886
Food & Staples Retailing 1.6%
Costco Wholesale Corp.(a)	441	238,713
Empire Co., Ltd., Class A	3,600	109,247
George Weston Ltd.	700	83,548
Jeronimo Martins SGPS SA	36,703	849,563
Kesko OYJ, Class B	7,854	194,254
Koninklijke Ahold Delhaize NV	3,491	96,138
Kroger Co. (The)(a)	9,921	460,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Loblaw Companies Ltd.	2,200	200,269
SpartanNash Co.(a)	11,996	387,351
Tesco PLC	100,629	322,731
U.S. Foods Holding Corp.(b)	14,204	447,426
Walmart, Inc.	4,885	645,064
Total		4,035,035
Food Products 2.1%
Archer-Daniels-Midland Co.(a)	8,887	735,577
Bunge Ltd.(a)	6,898	636,892
Campbell Soup Co.(a)	5,818	287,118
ConAgra Foods, Inc.(a)	3,230	110,498
General Mills, Inc.(a)	2,444	182,787
Golden Agri-Resources Ltd.	711,500	133,968
Hershey Co. (The)	5,684	1,295,725
Kellogg Co.(a)	456	33,708
Kraft Heinz Co. (The)(a)	48,716	1,794,210
Tyson Foods, Inc., Class A(a)	2,344	206,296
WH Group Ltd.	14,500	10,981
Total		5,427,760
Household Products 1.0%
Church & Dwight Co., Inc.(a)	6,569	577,875
Clorox Co. (The)(a)	5,696	807,920
Kimberly-Clark Corp.(a)	5,361	706,526
Procter & Gamble Co. (The)(a)	2,291	318,243
Total		2,410,564
Personal Products 0.0%
Haleon PLC(b)	5,334	18,955
Tobacco 0.9%
Altria Group, Inc.(a)	14,194	622,549
British American Tobacco, ADR	28,142	1,102,322
Imperial Brands PLC	20,451	449,029
Total		2,173,900
Total Consumer Staples		15,885,100
Energy 7.3%
Energy Equipment & Services 0.7%
Halliburton Co.	29,804	873,257
Schlumberger NV	25,421	941,340
Total		1,814,597

2	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.6%
Canadian Natural Resources Ltd.	14,745	813,924
Cenovus Energy, Inc.	49,307	939,511
Chord Energy Corp.	4,336	556,049
ConocoPhillips Co.	7,561	736,668
CONSOL Energy, Inc.(a),(b)	2,074	127,178
Coterra Energy, Inc.(a)	29,468	901,426
Devon Energy Corp.	13,939	876,066
Diamondback Energy, Inc.	5,701	729,842
Enerplus Corp.	47,519	663,125
ENI SpA	58,770	706,450
Equinor ASA	10,496	404,137
Exxon Mobil Corp.(a)	5,742	556,572
Gran Tierra Energy, Inc.(a),(b)	60,733	81,382
Inpex Corp.	87,500	1,002,906
Kosmos Energy Ltd.(b)	43,567	276,215
Marathon Oil Corp.(a)	14,897	369,446
Marathon Petroleum Corp.	10,510	963,347
MEG Energy Corp.(b)	46,016	633,526
New Hope Corp., Ltd.	35,761	110,790
Occidental Petroleum Corp.(a)	6,098	400,944
PDC Energy, Inc.	6,653	437,036
Pioneer Natural Resources Co.	3,014	714,167
Range Resources Corp.(b)	24,740	818,152
Repsol SA	27,742	345,617
Saras SpA(b)	289,400	367,110
Shell PLC	17,491	466,596
Suncor Energy, Inc.	6,200	210,419
TotalEnergies SE	5,408	276,226
Tourmaline Oil Corp.	5,700	357,121
Valero Energy Corp.(a)	3,111	344,605
Whitehaven Coal Ltd.	76,296	335,922
Woodside Energy Group Ltd.	1,876	42,361
Total		16,564,836
Total Energy		18,379,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.8%
Banks 4.0%
Banco Bilbao Vizcaya Argentaria SA	63,347	287,068
Banco Santander SA	91,736	229,512
Bank of America Corp.(a)	21,884	739,898
DBS Group Holdings Ltd.	6,200	141,474
East West Bancorp, Inc.	12,131	870,763
Fifth Third Bancorp	20,140	687,177
Hana Financial Group, Inc.	5,454	156,293
HSBC Holdings PLC	151,747	950,537
Huntington Bancshares, Inc.	58,338	775,312
ING Groep NV	18,247	177,248
JPMorgan Chase & Co.(a)	6,052	698,159
KeyCorp	35,961	658,086
NatWest Group PLC	245,341	745,164
Nordea Bank Abp	35,270	347,761
Regions Financial Corp.	12,843	272,015
Standard Chartered PLC	29,213	201,356
Truist Financial Corp.	12,650	638,445
United Overseas Bank Ltd.	12,000	239,416
Wells Fargo & Co.(a)	27,590	1,210,373
Total		10,026,057
Capital Markets 1.2%
Charles Schwab Corp. (The)	8,576	592,173
Goldman Sachs Group, Inc. (The)	1,391	463,745
IGM Financial, Inc.	700	20,324
S&P Global, Inc.(a)	987	372,030
StoneX Group, Inc.(b)	4,892	426,240
UBS AG	33,740	551,323
UBS Group AG, Registered Shares	17,563	285,223
Virtu Financial, Inc. Class A(a)	15,633	364,718
Total		3,075,776
Consumer Finance 0.4%
Capital One Financial Corp.	1,863	204,614
Discover Financial Services	2,954	298,354
SLM Corp.	29,610	461,916
Synchrony Financial	4,213	141,051
Total		1,105,935

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc.(a)	8,631	261,519
Berkshire Hathaway, Inc., Class B(b)	1,636	491,782
Total		753,301
Insurance 1.9%
Allstate Corp. (The)	4,030	471,389
American International Group, Inc.(a)	12,632	653,959
Aon PLC, Class A	1,464	426,082
Chubb Ltd.	1,462	275,792
Direct Line Insurance Group PLC	168,165	422,019
Everest Re Group Ltd.(a)	2,311	603,980
iA Financial Corp., Inc.	4,400	242,102
RenaissanceRe Holdings Ltd.	2,550	329,740
Sampo OYJ, Class A	10,264	443,433
Suncorp Group Ltd.	45,951	362,888
Tokio Marine Holdings, Inc.	2,900	169,766
WR Berkley Corp.	7,402	462,847
Total		4,863,997
Total Financials		19,825,066
Health Care 13.7%
Biotechnology 2.6%
AbbVie, Inc.(a)	20,291	2,911,961
Amgen, Inc.(a)	4,237	1,048,530
Catalyst Pharmaceuticals, Inc.(a),(b)	43,004	440,361
Dynavax Technologies Corp.(a),(b)	20,061	288,477
Eagle Pharmaceuticals, Inc.(a),(b)	2,823	112,073
Gilead Sciences, Inc.(a)	7,792	465,572
iTeos Therapeutics, Inc.(a),(b)	9,151	223,834
Moderna, Inc.(a),(b)	1,865	306,028
Regeneron Pharmaceuticals, Inc.(a),(b)	110	63,986
uniQure NV(a),(b)	14,662	371,682
Vertex Pharmaceuticals, Inc.(a),(b)	1,287	360,888
Total		6,593,392
Health Care Equipment & Supplies 1.0%
Abbott Laboratories	1,952	212,456
Boston Scientific Corp.(b)	7,181	294,780
Envista Holdings Corp.(b)	6,928	281,623
IDEXX Laboratories, Inc.(a),(b)	1,624	648,268
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	5,008	463,340
Stryker Corp.	1,669	358,418
Zimmer Biomet Holdings, Inc.	3,623	399,943
Total		2,658,828
Health Care Providers & Services 5.4%
Amedisys, Inc.(b)	844	101,153
AmerisourceBergen Corp.	455	66,398
AMN Healthcare Services, Inc.(a),(b)	2,234	251,191
Centene Corp.(b)	15,186	1,411,843
Cigna Corp.(a)	2,772	763,298
Cross Country Healthcare, Inc.(a),(b)	7,887	207,901
CVS Health Corp.(a)	9,777	935,463
Elevance Health, Inc.(a)	1,079	514,791
HCA Healthcare, Inc.	3,268	694,189
Humana, Inc.	813	391,866
Molina Healthcare, Inc.(a),(b)	4,109	1,346,602
R1 RCM Holdco, Inc.(b)	233	5,825
R1 RCM, Inc.(b)	6,013	150,325
UnitedHealth Group, Inc.(a)	12,304	6,672,951
Universal Health Services, Inc., Class B	471	52,973
Total		13,566,769
Life Sciences Tools & Services 1.2%
Avantor, Inc.(b)	15,752	457,123
ICON PLC(b)	1,397	337,026
IQVIA Holdings, Inc.(b)	1,552	372,899
Mettler-Toledo International, Inc.(a),(b)	395	533,143
Sotera Health Co.(b)	13,118	251,866
Syneos Health, Inc.(b)	967	76,529
Thermo Fisher Scientific, Inc.	1,539	920,953
Total		2,949,539
Pharmaceuticals 3.5%
Amneal Pharmaceuticals, Inc.(a),(b)	10,052	35,584
Amphastar Pharmaceuticals, Inc.(a),(b)	7,443	278,294
AstraZeneca PLC	2,957	388,968
Bristol-Myers Squibb Co.(a)	4,340	320,205
Eli Lilly & Co.(a)	986	325,074
Euroapi SA(b)	173	2,918
GSK PLC	4,267	89,655

4	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Johnson & Johnson(a)	3,871	675,567
Merck & Co., Inc.(a)	9,064	809,778
Novartis AG, ADR	1,078	92,525
Novartis AG, Registered Shares	9,006	773,882
Novo Nordisk A/S, Class B	10,354	1,205,970
Pfizer, Inc.(a)	23,013	1,162,387
Roche Holding AG	2,237	911,946
Sanofi	5,334	530,058
UCB SA	2,372	185,345
Viatris, Inc.(a)	101,911	987,518
Total		8,775,674
Total Health Care		34,544,202
Industrials 9.2%
Aerospace & Defense 0.9%
Boeing Co. (The)(b)	803	127,926
BWX Technologies, Inc.	8,270	468,744
Curtiss-Wright Corp.	2,005	287,597
General Dynamics Corp.(a)	229	51,907
Hexcel Corp.	5,767	348,961
Howmet Aerospace, Inc.	10,362	384,741
Lockheed Martin Corp.(a)	1,089	450,639
Maxar Technologies, Inc.	2,290	62,929
Textron, Inc.	2,731	179,263
Total		2,362,707
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	2,827	300,369
FedEx Corp.	4,034	940,285
Total		1,240,654
Building Products 0.5%
Advanced Drainage Systems, Inc.	3,249	385,331
Allegion PLC	3,894	411,596
Resideo Technologies, Inc.(b)	13,774	310,053
Total		1,106,980
Commercial Services & Supplies 0.3%
Clean Harbors, Inc.(b)	1,412	137,797
Copart, Inc.(b)	5,525	707,753
Total		845,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.4%
AMETEK, Inc.	1,244	153,634
Eaton Corp. PLC	2,682	397,982
nVent Electric PLC	10,382	366,588
Sensata Technologies Holding	4,153	184,684
Total		1,102,888
Industrial Conglomerates 0.3%
Jardine Matheson Holdings Ltd.	16,000	845,054
Machinery 2.3%
AGCO Corp.	3,001	326,869
Allison Transmission Holdings, Inc.	3,478	145,624
Caterpillar, Inc.(a)	1,862	369,141
Deere & Co.	933	320,187
Dover Corp.	2,073	277,119
Fortive Corp.	5,557	358,149
Ingersoll Rand, Inc.	15,498	771,800
Otis Worldwide Corp.	3,513	274,611
PACCAR, Inc.(a)	24,137	2,209,018
Parker-Hannifin Corp.	1,345	388,826
Westinghouse Air Brake Technologies Corp.	3,942	368,459
Total		5,809,803
Marine 0.2%
AP Moller - Maersk A/S, Class B	140	382,247
ZIM Integrated Shipping Services Ltd.(a)	2,544	126,742
Total		508,989
Professional Services 1.4%
ASGN, Inc.(b)	3,574	370,838
FTI Consulting, Inc.(b)	3,328	544,328
Leidos Holdings, Inc.	3,857	412,699
Persol Holdings Co., Ltd.	6,300	130,421
Robert Half International, Inc.(a)	11,773	931,715
Science Applications International Corp.	7,647	740,765
TransUnion	4,888	387,276
Total		3,518,042

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.1%
Knight-Swift Transportation Holdings, Inc.(a)	6,129	336,789
Landstar System, Inc.	2,557	400,375
Nippon Express Holdings, Inc.	12,800	764,869
Norfolk Southern Corp.	2,618	657,563
TFI International, Inc.	4,952	494,601
Union Pacific Corp.	177	40,232
Total		2,694,429
Trading Companies & Distributors 1.3%
Brenntag SE	5,437	381,923
Ferguson PLC	2,751	346,846
Marubeni Corp.	34,700	322,789
Mitsubishi Corp.	22,800	677,599
Mitsui & Co., Ltd.	19,300	425,802
Sumitomo Corp.	52,000	731,118
WESCO International, Inc.(b)	2,727	348,620
Total		3,234,697
Total Industrials		23,269,793
Information Technology 10.2%
Communications Equipment 0.3%
Cisco Systems, Inc.(a)	16,633	754,639
Electronic Equipment, Instruments & Components 1.0%
Adyen NV(b)	30	53,963
Arrow Electronics, Inc.(a),(b)	10,895	1,396,412
Flex Ltd.(a),(b)	29,905	502,404
Jabil, Inc.	10,045	596,071
Total		2,548,850
IT Services 2.5%
Amdocs Ltd.	6,463	562,669
Capgemini SE	2,957	564,009
Cognizant Technology Solutions Corp., Class A	9,412	639,640
Concentrix Corp.	3,811	509,759
Fidelity National Information Services, Inc.	5,339	545,432
FleetCor Technologies, Inc.(b)	3,517	774,057
Global Payments, Inc.	4,067	497,475
SS&C Technologies Holdings, Inc.	8,933	528,566
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a),(b)	108	20,429
Visa, Inc., Class A	7,974	1,691,365
Total		6,333,401
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	4,747	503,087
Broadcom, Inc.(a)	1,072	574,034
KLA Corp.	1,176	451,043
Lam Research Corp.	1,008	504,514
Microchip Technology, Inc.	7,024	483,673
NVIDIA Corp.(a)	294	53,399
NXP Semiconductors NV(a)	25,873	4,757,527
Qorvo, Inc.(b)	4,366	454,370
QUALCOMM, Inc.(a)	5,965	865,283
Total		8,646,930
Software 2.2%
Check Point Software Technologies Ltd.(b)	4,579	570,543
Datadog, Inc., Class A(a),(b)	3,388	345,610
Dropbox, Inc., Class A(a),(b)	27,368	622,348
Fair Isaac Corp.(b)	842	389,029
Fortinet, Inc.(a),(b)	705	42,053
Microsoft Corp.(a)	7,802	2,190,334
NortonLifeLock, Inc.(a)	21,473	526,733
Open Text Corp.	5,600	229,064
Oracle Corp.(a)	4,638	361,022
Zoom Video Communications, Inc., Class A(a),(b)	1,929	200,346
Total		5,477,082
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.(a)	9,523	1,547,583
NetApp, Inc.	3,649	260,283
Western Digital Corp.(b)	1,626	79,837
Total		1,887,703
Total Information Technology		25,648,605
Materials 6.2%
Chemicals 3.2%
Axalta Coating Systems Ltd.(b)	22,573	569,291
Cabot Corp.	5,606	416,302
CF Industries Holdings, Inc.(a)	5,981	571,126
Corteva, Inc.	14,742	848,402

6	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DuPont de Nemours, Inc.	12,253	750,251
FMC Corp.	2,345	260,529
Linde PLC	990	298,980
LyondellBasell Industries NV, Class A(a)	1,708	152,217
Mosaic Co. (The)(a)	8,507	447,979
Nutrien Ltd.	13,700	1,172,773
OCI NV	13,446	466,800
Olin Corp.	8,082	422,446
Solvay SA	1,877	164,863
Valvoline, Inc.	17,219	554,796
Westlake Corp.(a)	5,225	508,601
Yara International ASA	12,504	532,888
Total		8,138,244
Construction Materials 0.2%
Holcim Ltd., Registered Shares(b)	8,783	411,823
Containers & Packaging 0.3%
Avery Dennison Corp.	2,347	447,009
Crown Holdings, Inc.	3,682	374,386
Total		821,395
Metals & Mining 2.5%
Alpha Metallurgical Resources, Inc.(a)	2,269	310,308
ArcelorMittal SA	10,542	260,113
Coronado Global Resources, Inc.(c)	142,576	141,839
Ferroglobe PLC(b)	35,890	220,723
Glencore PLC(b)	293,069	1,661,028
JFE Holdings, Inc.	32,600	367,560
Nippon Steel Corp.	23,300	346,709
Nucor Corp.(a)	7,140	969,612
POSCO Holdings, Inc.	3,283	613,126
Rio Tinto Ltd.	395	27,367
Ryerson Holding Corp.(a)	15,847	434,208
South32 Ltd.	4,980	13,574
SSAB AB, Class A	45,232	218,895
Steel Dynamics, Inc.(a)	8,644	673,195
Warrior Met Coal, Inc.(a)	3,460	110,478
Total		6,368,735
Total Materials		15,740,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.5%
Americold Realty Trust, Inc.	20,479	670,687
Artis Real Estate Investment Trust	9,500	86,502
Essex Property Trust, Inc.	1,057	302,862
H&R Real Estate Investment Trust	14,300	150,644
Host Hotels & Resorts, Inc.	14,609	260,186
Klepierre(b)	9,082	201,803
Lamar Advertising Co., Class A	4,950	500,247
Land Securities Group PLC	55,920	499,703
Medical Properties Trust, Inc.(a)	50,827	876,257
Regency Centers Corp.	3,946	254,241
RioCan Real Estate Investment Trust	49,400	792,761
Scentre Group	202,880	415,750
Stockland	269,867	731,255
Ventas, Inc.	9,170	493,163
Total		6,236,061
Real Estate Management & Development 0.1%
New World Development Co., Ltd.	103,000	344,422
Total Real Estate		6,580,483
Utilities 5.0%
Electric Utilities 2.9%
American Electric Power Co., Inc.	4,608	454,164
Constellation Energy Corp.	6,801	449,546
Exelon Corp.(a)	21,888	1,017,573
FirstEnergy Corp.(a)	3,388	139,247
NextEra Energy, Inc.(a)	43,100	3,641,519
NRG Energy, Inc.(a)	27,742	1,047,261
PG&E Corp.(a),(b)	45,282	491,763
Red Electrica Corp. SA	5,508	108,289
Total		7,349,362
Gas Utilities 0.2%
AltaGas Ltd.	28,400	632,737
Tokyo Gas Co., Ltd.	1,000	19,641
Total		652,378

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.6%
Drax Group PLC	36,144	346,719
Electric Power Development Co., Ltd.	13,100	221,033
Vistra Corp.(a)	32,682	844,830
Total		1,412,582
Multi-Utilities 1.1%
CenterPoint Energy, Inc.	13,078	414,442
DTE Energy Co.	2,921	380,606
Engie SA	86,712	1,072,832
NiSource, Inc.(a)	20,328	617,971
Sempra Energy(a)	201	33,326
WEC Energy Group, Inc.(a)	2,904	301,464
Total		2,820,641
Water Utilities 0.2%
American Water Works Co., Inc.(a)	2,939	456,838
Total Utilities		12,691,801
Total Common Stocks (Cost $181,927,836)		203,334,279

Exchange-Traded Equity Funds 3.0%
	Shares	Value ($)
International Large Cap 1.5%
Invesco QQQ Trust Series 1 ETF	11,473	3,619,273
U.S. Large Cap 1.5%
SPDR S&P 500 ETF Trust(a)	9,398	3,871,882
Total Exchange-Traded Equity Funds (Cost $7,109,702)		7,491,155

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Automobiles 0.2%
BMW AG	6,280	476,810
Total Consumer Discretionary		476,810
Total Preferred Stocks (Cost $455,558)		476,810
Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vista Oil & Gas SAB de CV(b),(d),(e)	692,543	103,955
Total Energy		103,955
Total Warrants (Cost $137,248)		103,955

Money Market Funds 14.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.712%(f),(g)	36,156,566	36,138,487
Total Money Market Funds (Cost $36,133,060)		36,138,487
Total Investments (Cost $225,763,404)		247,544,686

Investments in Securities Sold Short

Common Stocks (38.4)%
Issuer	Shares	Value ($)
Communication Services (1.8)%
Diversified Telecommunication Services (0.4)%
Cellnex Telecom SA	(18,633)	(833,438)
Proximus SADP	(18,136)	(251,310)
Total		(1,084,748)
Entertainment (0.3)%
Lions Gate Entertainment Corp.(b)	(24,405)	(213,788)
Madison Square Garden Entertainment Corp.(b)	(4,106)	(239,092)
Roblox Corp. Class A(b)	(3,804)	(163,306)
Total		(616,186)
Interactive Media & Services (0.7)%
Adevinta ASA(b)	(45,211)	(343,801)
Angi, Inc.(b)	(57,364)	(298,293)
IAC/InterActiveCorp.(b)	(9,310)	(637,735)
Pinterest, Inc., Class A(b)	(17,659)	(343,997)
Vimeo, Inc.(b)	(28,684)	(159,483)
Total		(1,783,309)
Media (0.1)%
Altice U.S.A., Inc., Class A(b)	(13,763)	(144,649)
Cable One, Inc.	(94)	(129,408)
Total		(274,057)

8	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services (0.3)%
SoftBank Corp.	(18,100)	(760,323)
Total Communication Services		(4,518,623)
Consumer Discretionary (6.1)%
Auto Components (0.3)%
Adient PLC(b)	(12,737)	(430,256)
QuantumScape Corp.(b)	(29,732)	(321,700)
Total		(751,956)
Automobiles (0.6)%
Harley-Davidson, Inc.	(9,926)	(375,302)
Lucid Group, Inc.(b)	(10,629)	(193,979)
Rivian Automotive, Inc.(b)	(20,759)	(712,034)
Tata Motors Ltd.(b)	(4,811)	(137,210)
Total		(1,418,525)
Diversified Consumer Services (0.1)%
Duolingo, Inc.(b)	(3,159)	(289,838)
Vivint Smart Home, Inc.(b)	(17,290)	(82,646)
Total		(372,484)
Hotels, Restaurants & Leisure (1.4)%
Carnival Corp.(b)	(14,235)	(128,969)
Chipotle Mexican Grill, Inc.(b)	(165)	(258,096)
Choice Hotels International, Inc.	(1,678)	(202,820)
Hyatt Hotels Corp., Class A(b)	(2,050)	(169,637)
Las Vegas Sands Corp.(b)	(12,780)	(481,678)
Lindblad Expeditions Holdings, Inc.(b)	(31,151)	(246,093)
Membership Collective Group, Inc., Class A(b)	(26,215)	(176,951)
Oriental Land Co., Ltd.	(4,000)	(607,315)
Royal Caribbean Cruises Ltd.(b)	(839)	(32,478)
Shake Shack, Inc., Class A(b)	(2,325)	(119,645)
Texas Roadhouse, Inc.	(2,182)	(190,314)
Whitbread PLC	(6,150)	(195,754)
Wingstop, Inc.	(1,420)	(179,176)
Wynn Resorts Ltd.(b)	(4,948)	(314,099)
Yum China Holdings, Inc.	(3,978)	(193,768)
Total		(3,496,793)

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables (0.8)%
Fujitsu General Ltd.	(1,000)	(21,321)
La-Z-Boy, Inc.	(15,790)	(440,067)
Newell Rubbermaid, Inc.	(12,327)	(249,129)
Sony Corp.	(6,500)	(551,382)
Vuzix Corp.(b)	(19,081)	(155,892)
Whirlpool Corp.	(4,147)	(716,892)
Total		(2,134,683)
Internet & Direct Marketing Retail (1.0)%
DoorDash, Inc., Class A(b)	(1,143)	(79,724)
Etsy, Inc.(b)	(1,102)	(114,300)
Overstock.com, Inc.(b)	(3,895)	(112,955)
Rakuten Group, Inc.	(56,000)	(277,622)
Revolve Group, Inc.(b)	(4,541)	(128,601)
Wayfair, Inc., Class A(b)	(26,698)	(1,439,289)
Xometry, Inc., Class A(b)	(7,172)	(272,536)
Total		(2,425,027)
Leisure Products (0.1)%
Peloton Interactive, Inc.(b)	(15,926)	(151,138)
Shimano, Inc.	(1,000)	(167,046)
Total		(318,184)
Specialty Retail (1.7)%
Auto1 Group SE(b),(c)	(11,951)	(103,082)
Burlington Stores, Inc.(b)	(9,547)	(1,347,368)
Carvana Co.(b)	(8,759)	(255,325)
Dick’s Sporting Goods, Inc.	(2,925)	(273,751)
Five Below, Inc.(b)	(1,720)	(218,560)
Floor & Decor Holdings, Inc., Class A(b)	(2,875)	(231,639)
Gap, Inc. (The)	(30,162)	(290,158)
Lowe’s Companies, Inc.	(1,133)	(217,003)
National Vision Holdings, Inc.(b)	(3,360)	(97,910)
RH(b)	(367)	(102,551)
Signet Jewelers Ltd.	(10,836)	(660,563)
Warby Parker, Inc.(b)	(5,404)	(66,956)
Williams-Sonoma Inc	(2,074)	(299,527)
Total		(4,164,393)

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods (0.1)%
Moncler SpA	(3,091)	(154,949)
On Holding AG(b)	(5,559)	(121,019)
Puma SE	(914)	(61,717)
Total		(337,685)
Total Consumer Discretionary		(15,419,730)
Consumer Staples (2.7)%
Beverages (0.3)%
Coca-Cola Bottlers Japan Holdings, Inc.	(30,600)	(348,871)
National Beverage Corp.	(6,345)	(343,772)
Total		(692,643)
Food & Staples Retailing (0.3)%
Ocado Group PLC(b)	(73,647)	(757,110)
Rite Aid Corp.(b)	(7,234)	(59,536)
Total		(816,646)
Food Products (0.5)%
B&G Foods, Inc.	(11,782)	(291,133)
Beyond Meat, Inc.(b)	(8,297)	(265,421)
Freshpet, Inc.(b)	(4,438)	(237,167)
Kikkoman Corp.	(4,400)	(260,897)
Oatly Group AB, ADR(b)	(71,056)	(264,328)
Total		(1,318,946)
Household Products (1.5)%
Central Garden & Pet Co., Class A(b)	(7,657)	(312,406)
Kimberly-Clark Corp.	(8,189)	(1,079,228)
Procter & Gamble Co. (The)	(13,961)	(1,939,323)
WD-40 Co.	(1,841)	(326,538)
Total		(3,657,495)
Personal Products (0.1)%
Coty, Inc., Class A(b)	(48,114)	(352,194)
Total Consumer Staples		(6,837,924)
Energy (1.0)%
Oil, Gas & Consumable Fuels (1.0)%
Cameco Corp.	(17,000)	(437,828)
Clean Energy Fuels Corp.(b)	(9,919)	(64,275)
Diversified Energy Co. PLC	(33,775)	(50,879)
Energy Fuels, Inc.(b)	(30,700)	(205,937)
Gevo, Inc.(b)	(85,262)	(250,670)

Common Stocks (continued)
Issuer	Shares	Value ($)
Neste OYJ	(7,519)	(386,637)
NexGen Energy Ltd.(b)	(35,400)	(154,256)
Paladin Energy Ltd.(b)	(625,109)	(326,945)
Washington H. Soul Pattinson & Co., Ltd.	(34,316)	(621,279)
Total		(2,498,706)
Total Energy		(2,498,706)
Financials (5.7)%
Banks (2.7)%
Bank of Hawaii Corp.	(6,175)	(494,679)
Citigroup, Inc.	(8,083)	(419,508)
Commerce Bancshares, Inc.	(7,579)	(526,665)
Commonwealth Bank of Australia	(7,886)	(560,043)
Community Bank System, Inc.	(7,848)	(528,406)
Cullen/Frost Bankers, Inc.	(3,797)	(495,129)
CVB Financial Corp.	(18,593)	(495,875)
First Financial Bankshares, Inc.	(12,365)	(546,286)
Glacier Bancorp, Inc.	(8,114)	(406,430)
Hang Seng Bank Ltd.	(30,200)	(487,145)
Independent Bank Corp.	(2,542)	(213,020)
NU Holdings Ltd., Class A(b)	(102,989)	(433,584)
Trustmark Corp.	(5,750)	(186,702)
United Bankshares, Inc.	(15,933)	(617,244)
Westamerica Bancorporation	(8,132)	(488,001)
Total		(6,898,717)
Capital Markets (1.3)%
Ashmore Group PLC	(69,520)	(183,214)
B. Riley Financial, Inc.	(8,227)	(424,020)
Coinbase Global, Inc., Class A(b)	(2,988)	(188,124)
Credit Suisse Group AG, Registered Shares	(66,796)	(388,524)
Deutsche Bank AG	(44,063)	(385,417)
Federated Investors, Inc., Class B	(8,528)	(290,890)
Goldman Sachs Group, Inc. (The)	(580)	(193,366)
Hamilton Lane, Inc., Class A	(2,703)	(204,266)
Hargreaves Lansdown PLC	(10,234)	(105,950)
Moody’s Corp.	(1,507)	(467,547)
T Rowe Price Group, Inc.	(2,401)	(296,451)
WisdomTree Investments, Inc.	(46,447)	(241,524)
Total		(3,369,293)

10	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance (1.1)%
Ally Financial, Inc.	(15,438)	(510,535)
Capital One Financial Corp.	(3,933)	(431,961)
Credit Acceptance Corp.(b)	(1,004)	(578,214)
SoFi Technologies, Inc.(b)	(72,120)	(455,077)
Synchrony Financial	(22,313)	(747,039)
Total		(2,722,826)
Insurance (0.5)%
Goosehead Insurance, Inc.	(2,604)	(146,371)
Kinsale Capital Group, Inc.	(2,123)	(516,335)
RLI Corp.	(3,702)	(407,146)
Trupanion, Inc.(b)	(1,703)	(107,340)
Total		(1,177,192)
Thrifts & Mortgage Finance (0.1)%
Rocket Cos, Inc., Class A	(28,214)	(268,597)
Total Financials		(14,436,625)
Health Care (2.4)%
Biotechnology (0.8)%
Allogene Therapeutics, Inc.(b)	(10,581)	(137,341)
Apellis Pharmaceuticals, Inc.(b)	(3,112)	(175,143)
Argenx SE(b)	(1,837)	(671,059)
Ascendis Pharma A/S ADR(b)	(1,337)	(114,354)
CureVac NV(b)	(10,627)	(138,151)
Exact Sciences Corp.(b)	(1,753)	(79,060)
Global Blood Therapeutics, Inc.(b)	(5,041)	(164,942)
Idorsia Ltd.(b)	(7,393)	(90,410)
Mirati Therapeutics, Inc.(b)	(2,385)	(153,594)
Myriad Genetics, Inc.(b)	(5,612)	(148,045)
Twist Bioscience Corp.(b)	(2,331)	(101,958)
Verve Therapeutics, Inc.(b)	(3,965)	(97,618)
Total		(2,071,675)
Health Care Equipment & Supplies (0.7)%
Ambu A/S	(4,435)	(50,422)
Boston Scientific Corp.(b)	(14,622)	(600,233)
Figs, Inc.(b)	(15,708)	(166,034)
Glaukos Corp.(b)	(2,195)	(118,201)
Neogen Corp.(b)	(5,622)	(130,037)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pulmonx Corp.(b)	(9,144)	(155,814)
Stryker Corp.	(2,894)	(621,486)
Total		(1,842,227)
Health Care Providers & Services (0.3)%
Alignment Healthcare, Inc.(b)	(12,109)	(177,760)
Fulgent Genetics, Inc.(b)	(1,228)	(73,373)
Guardant Health, Inc.(b)	(1,926)	(96,628)
HCA Holdings, Inc.	(1,396)	(296,538)
Total		(644,299)
Health Care Technology (0.2)%
Definitive Healthcare Corp.(b)	(10,269)	(266,789)
GoodRx Holdings, Inc., Class A(b)	(9,465)	(58,967)
Phreesia, Inc.(b)	(3,626)	(85,175)
Teladoc Health, Inc.(b)	(5,943)	(218,999)
Total		(629,930)
Life Sciences Tools & Services (0.1)%
Bachem Holding AG	(1,867)	(125,898)
Oxford Nanopore Technologies PLC(b)	(23,837)	(93,101)
Total		(218,999)
Pharmaceuticals (0.3)%
Cassava Sciences, Inc.(b)	(2,619)	(42,768)
Daiichi Sankyo Co., Ltd.	(6,400)	(169,694)
Fulcrum Therapeutics, Inc.(b)	(9,028)	(53,085)
Intra-Cellular Therapies, Inc.(b)	(2,508)	(135,733)
Nippon Shinyaku Co., Ltd.	(2,200)	(136,162)
Royalty Pharma PLC, Class A	(3,684)	(160,217)
Total		(697,659)
Total Health Care		(6,104,789)
Industrials (8.1)%
Aerospace & Defense (0.6)%
Boeing Co. (The)(b)	(1,784)	(284,209)
CAE, Inc.(b)	(10,250)	(271,188)
Mercury Systems, Inc.(b)	(6,570)	(387,696)
Rolls-Royce Holdings PLC(b)	(322,593)	(352,575)
Virgin Galactic Holdings, Inc.(b)	(41,585)	(309,392)
Total		(1,605,060)

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics (0.5)%
Atlas Air Worldwide Holdings, Inc.(b)	(6,143)	(465,087)
DSV PANALPINA A/S	(2,435)	(410,300)
InPost SA(b)	(50,149)	(331,146)
Total		(1,206,533)
Airlines (0.7)%
Air Canada(b)	(29,200)	(396,539)
American Airlines Group, Inc.(b)	(26,502)	(363,343)
Frontier Group Holdings, Inc.(b)	(12,306)	(178,191)
Joby Aviation, Inc.(b)	(62,447)	(345,956)
United Continental Holdings, Inc.(b)	(10,599)	(389,513)
Total		(1,673,542)
Building Products (0.4)%
Janus International Group, Inc.(b)	(23,961)	(243,684)
Johnson Controls International PLC	(5,899)	(318,015)
Lennox International, Inc.	(812)	(194,498)
Tecnoglass, Inc.	(14,185)	(317,886)
Total		(1,074,083)
Commercial Services & Supplies (0.3)%
Boyd Group Services, Inc.	(4,763)	(598,839)
Cimpress PLC(b)	(2,382)	(95,733)
Healthcare Services Group, Inc.	(8,813)	(126,378)
Total		(820,950)
Construction & Engineering (0.6)%
ACS Actividades de Construccion y Servicios SA	(15,707)	(377,560)
Ameresco, Inc., Class A(b)	(10,410)	(595,660)
MDU Resources Group, Inc.	(14,703)	(420,065)
Total		(1,393,285)
Electrical Equipment (0.7)%
Ballard Power Systems, Inc.(b)	(46,300)	(371,687)
Ceres Power Holdings PLC(b)	(35,641)	(264,761)
ITM Power PLC(b)	(68,730)	(179,449)
Plug Power, Inc.(b)	(8,493)	(181,241)
PowerCell Sweden AB(b)	(5,982)	(107,530)
Rockwell Automation, Inc.	(1,293)	(330,077)
Vestas Wind Systems A/S	(13,118)	(344,790)
Total		(1,779,535)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates (0.9)%
General Electric Co.	(31,756)	(2,347,086)
Machinery (1.4)%
Chart Industries, Inc.(b)	(2,873)	(560,494)
Kornit Digital Ltd.(b)	(6,247)	(169,981)
Lion Electric Co. (The)(b)	(7,100)	(34,819)
Makita Corp.	(7,300)	(178,401)
McPhy Energy SA(b)	(9,435)	(145,177)
Parker-Hannifin Corp.	(6,806)	(1,967,546)
Proto Labs, Inc.(b)	(5,896)	(288,255)
VAT Group AG	(873)	(254,193)
Total		(3,598,866)
Professional Services (0.4)%
ManpowerGroup, Inc.	(13,326)	(1,044,892)
Road & Rail (1.2)%
AMERCO	(725)	(389,383)
Grab Holdings Ltd. Class A(b)	(374,066)	(1,103,495)
Old Dominion Freight Line, Inc.	(1,937)	(587,899)
TuSimple Holdings, Inc.(b)	(20,090)	(200,096)
Uber Technologies, Inc.(b)	(31,708)	(743,552)
Total		(3,024,425)
Trading Companies & Distributors (0.4)%
AerCap Holdings NV(b)	(1,702)	(76,352)
Air Lease Corp.	(5,584)	(207,222)
Core & Main, Inc., Class A(b)	(14,769)	(356,524)
Triton International Ltd.	(6,277)	(402,230)
Total		(1,042,328)
Total Industrials		(20,610,585)
Information Technology (6.8)%
Communications Equipment (0.3)%
Cisco Systems, Inc.	(15,974)	(724,741)
Electronic Equipment, Instruments & Components (0.5)%
Itron, Inc.(b)	(3,839)	(224,198)
nLight, Inc.(b)	(8,115)	(99,490)
Novanta, Inc.(b)	(2,865)	(441,783)
Novonix Ltd.(b)	(134,112)	(271,148)
Taiyo Yuden Co., Ltd.	(8,100)	(287,874)
Total		(1,324,493)

12	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (0.5)%
Affirm Holdings, Inc.(b)	(8,012)	(215,042)
Amadeus IT Holding SA, Class A(b)	(3,749)	(218,605)
Block, Inc., Class A(b)	(3,243)	(246,662)
Okta, Inc.(b)	(1,695)	(166,873)
Shopify, Inc., Class A(b)	(9,100)	(317,013)
Toast, Inc. Class A(b)	(7,854)	(125,507)
Tyro Payments Ltd.(b)	(150,847)	(88,267)
Total		(1,377,969)
Semiconductors & Semiconductor Equipment (1.9)%
Allegro MicroSystems, Inc.(b)	(13,517)	(335,627)
ASM International NV	(3,024)	(928,888)
Credo Technology Group Holding Ltd.(b)	(11,230)	(180,242)
Intel Corp.	(4,955)	(179,916)
Melexis NV	(4,061)	(348,445)
Micron Technology, Inc.	(15,850)	(980,481)
Navitas Semiconductor Corp.(b)	(50,700)	(264,654)
NVIDIA Corp.	(972)	(176,544)
SolarEdge Technologies, Inc.(b)	(972)	(350,046)
STMicroelectronics NV	(4,744)	(179,530)
Wolfspeed, Inc.(b)	(8,875)	(739,288)
Total		(4,663,661)
Software (2.1)%
Appfolio, Inc., Class A(b)	(3,069)	(312,455)
Appian Corp.(b)	(6,128)	(297,392)
AVEVA Group PLC	(23,760)	(687,389)
Blackberry Ltd.(b)	(11,500)	(70,677)
BlackBerry Ltd.(b)	(44,837)	(274,851)
Blackline, Inc.(b)	(4,457)	(281,771)
Ceridian HCM Holding, Inc.(b)	(5,508)	(301,673)
DocuSign, Inc.(b)	(2,553)	(163,341)
Guidewire Software, Inc.(b)	(11,097)	(862,459)
Jamf Holding Corp.(b)	(9,978)	(243,862)
Lightspeed Commerce, Inc.(b)	(26,300)	(564,386)
Palantir Technologies, Inc., Class A(b)	(23,729)	(245,595)
Procore Technologies, Inc.(b)	(5,984)	(309,373)

Common Stocks (continued)
Issuer	Shares	Value ($)
Unity Software, Inc.(b)	(4,386)	(163,992)
Wisetech Global Ltd.	(12,542)	(444,170)
Total		(5,223,386)
Technology Hardware, Storage & Peripherals (1.5)%
Apple, Inc.	(17,054)	(2,771,446)
Seagate Technology Holdings PLC	(13,180)	(1,054,136)
Total		(3,825,582)
Total Information Technology		(17,139,832)
Materials (2.5)%
Chemicals (0.8)%
CF Industries Holdings, Inc.	(2,149)	(205,208)
Eastman Chemical Co.	(2,316)	(222,174)
EMS-Chemie Holding AG, Registered Shares	(386)	(306,517)
Huntsman Corp.	(4,688)	(135,764)
Mitsui Chemicals, Inc.	(9,400)	(198,004)
PureCycle Technologies, Inc.(b)	(52,582)	(398,571)
RPM International, Inc.	(3,177)	(287,201)
Umicore SA	(5,858)	(212,191)
Total		(1,965,630)
Construction Materials (0.5)%
Cemex SAB de CV, ADR(b)	(84,872)	(340,337)
China National Building Material Co., Ltd., Class H	(126,000)	(126,470)
Holcim AG, Registered Shares(b)	(8,808)	(412,995)
Siam Cement PCL (The), NVDR	(19,700)	(200,454)
Wienerberger AG	(9,089)	(209,206)
Total		(1,289,462)
Containers & Packaging (0.2)%
Ball Corp.	(3,245)	(238,248)
Greif, Inc., Class A	(2,481)	(175,208)
Packaging Corp. of America	(1,616)	(227,226)
Total		(640,682)
Metals & Mining (0.7)%
Compass Minerals International, Inc.	(4,689)	(174,571)
De Grey Mining Ltd.(b)	(558,111)	(351,962)
Greatland Gold PLC(b)	(984,608)	(152,280)
Hitachi Metals, Ltd.(b)	(2,700)	(41,518)
Ivanhoe Mines Ltd., Class A(b)	(56,700)	(352,452)
Southern Copper Corp.	(2,398)	(119,420)

Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Standard Lithium Ltd.(b)	(22,072)	(124,927)
Wheaton Precious Metals Corp.	(12,000)	(411,761)
Total		(1,728,891)
Paper & Forest Products (0.3)%
Nippon Paper Industries Co., Ltd.	(51,100)	(370,585)
UPM-Kymmene Oyj	(9,303)	(294,810)
Total		(665,395)
Total Materials		(6,290,060)
Real Estate (0.9)%
Equity Real Estate Investment Trusts (REITS) (0.5)%
Alexandria Real Estate Equities, Inc.	(1,416)	(234,744)
Extra Space Storage, Inc.	(1,098)	(208,093)
Nomura Real Estate Master Fund, Inc.	(144)	(180,402)
Rexford Industrial Realty, Inc.	(4,937)	(322,929)
SL Green Realty Corp.	(5,068)	(251,626)
Unibail-Rodamco-Westfield(b)	(2,613)	(148,379)
Total		(1,346,173)
Real Estate Management & Development (0.4)%
Compass, Inc., Class A(b)	(36,017)	(137,585)
Howard Hughes Corp. (The)(b)	(3,333)	(236,277)
Redfin Corp.(b)	(21,494)	(186,998)
WeWork, Inc., Class A(b)	(74,016)	(353,056)
Total		(913,916)
Total Real Estate		(2,260,089)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.4)%
Electric Utilities (0.1)%
Kyushu Electric Power Co., Inc.	(41,100)	(268,652)
Gas Utilities (0.1)%
Spire, Inc.	(3,389)	(254,988)
Independent Power and Renewable Electricity Producers (0.2)%
Neoen SA	(9,081)	(399,393)
Total Utilities		(923,033)
Total Common Stocks (Proceeds $103,033,633)		(97,039,996)

Exchange-Traded Equity Funds (2.1)%
	Shares	Value ($)
U.S. Small Cap (0.7)%
iShares Russell 2000 ETF	(10,106)	(1,892,349)
U.S. Mid Large Cap (1.4)%
iShares Russell 1000 ETF	(15,020)	(3,409,840)
Total Exchange-Traded Equity Funds (Proceeds $4,911,047)		(5,302,189)
Total Investments in Securities Sold Short (Proceeds $107,944,680)		(102,342,185)
Total Investments in Securities, Net of Securities Sold Short		145,202,501
Other Assets & Liabilities, Net		107,463,954
Net Assets		252,666,455

At July 31, 2022, securities and/or cash totaling $163,319,006 were pledged as collateral.
Investments in derivatives
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR minus 1.642%†	Total return on Sillajen, Inc.	Monthly	Macquarie	09/19/2023	USD	30,272	22,177††	—	—	—	22,177	—
Total return on Samsung Electronics Co., Ltd.	SOFR plus 0.800%	Monthly	Macquarie	09/19/2023	USD	193,070	4,034	878	—	—	4,912	—
Total							26,211	878	—	—	27,089	—

14	Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, July 31, 2022 (Unaudited)
†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2022, the total value of these swap contracts amounted to $22,177, which represents 0.01% of total net assets.
††	Valuation based on significant unobservable inputs.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	2.280%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $244,921, which represents 0.10% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2022, the total value of these securities amounted to $103,955, which represents 0.04% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.712%
	42,562,256	104,408,680	(110,834,523)	2,074	36,138,487	(11,281)	116,516	36,156,566
Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Directional Alternative Strategies Fund | First Quarter Report 2022	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT284_04_M01_(09/22)